RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details)	4 Months Ended
	Dec. 31, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2021 $ / shares shares	Nov. 27, 2020 shares
Minimum net intangible assets required to redemption of common stock | $	$ 5,000,001
Shares subject to possible redemption	23,000,000	23,000,000
Class A ordinary shares
Reclassification of equity	4,400,000
Common shares, shares authorized	300,000,000	300,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Shares subject to possible redemption	23,000,000	23,000,000
Class A Ordinary Shares Subject to Possible Redemption
Common shares, shares authorized	500,000,000
Public Offering | Class A Ordinary Shares Subject to Possible Redemption
Shares subject to possible redemption			23,000,000